Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash and banks	$ 299,374	$ 320,069
Term deposits	399,245	712,869
Total cash and cash equivalents	698,618	1,032,938	$ 1,019,037	$ 915,576
Dividends paid	$ 113,389	$ 3,475